Leases (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property Subject to or Available for Operating Lease [Line Items]
Operating lease cost	$ 100	$ 400
Lease liability	40
Corporate Office [Member] | Lake Mary Florida [Member]
Property Subject to or Available for Operating Lease [Line Items]
Impairment loss	$ 200